INCOME TAXES (Details 1)	9 Months Ended	12 Months Ended
	May 31, 2020	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2018
Income Taxes Details 1
Federal statutory tax rate	21.00%	21.00%	21.00%	35.00%	21.00%
Change in valuation allowance	(21.00%)		(21.00%)		(21.00%)
Effective tax rate	0.00%		0.00%		0.00%